Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant accounting policies

2. Significant accounting policies

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). They were authorized for issue by the Company’s Board of Directors on March 30, 2023.

Details of the Group’s accounting policies are included in Note 3.

In preparing these financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The areas where judgements and estimates have been made in preparing the financial statements and their effect are disclosed in Note 4.

2.2 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2022. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	Power over the investee
●	Exposure, or rights, to variable returns from its involvement with the investee
●	The ability to use its power over the investee to affect its returns

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

The results of subsidiaries acquired are included from the date the Group obtained control of the subsidiary.

2.3 Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities and share-based payments that have been measured at fair value.

2.4 New and amended standards and interpretations

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2022, but do not have an impact on the consolidated financial statements of the Group.

●	Reference to the Conceptual Framework – Amendments to IFRS 3
●	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
●	IFRS 9 Financial Instruments – Fees in the “10 per cent” test for derecognition of financial liabilities

2.5 Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of the issuance of the Group’s financial statements are listed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective. The new standards and amendments are not expected to have a material impact on the Group.

Effective for annual reporting periods beginning on or after January 1, 2023:

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current
●	Definition of Accounting Estimates – Amendments to IAS 8
●	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

2.6 Presentational currency

These financial statements are presented in Pounds Sterling, which is the Group’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

2.7 Going concern

The financial statements have been prepared on a going concern basis.

The Board of Directors have approved a budget for the financial year ended December 31, 2023 which targets a lower retail volume of 40,000-50,000 units compared to approximately 65,000 units in the year ended December 31, 2022. This plan is designed to allow the Group to focus on unit economics through higher margin, faster moving inventory and rationalization of its operational footprint. In line with the lower unit expectations for 2023 and the current economic climate, the plan includes the closure of certain vehicle preparation centers, customer collection centers and further headcount reductions, which are already underway. The plan is expected to deliver a significant reduction in the Group’s cash consumption and continued progress towards the Group’s goal of reaching profitability, without the need to raise further external funding over the going concern period to April 30, 2024. The 2023 budget has a forecast cash balance of over £120 million at December 31, 2023. The 2023 budget has then been extended through to April 30, 2024, for the going concern assessment, with a forecast cash balance of over £80 million at April 30, 2024.

The plan includes actions to increase liquidity such as a prospective sale and leaseback of owned property, the continued financing of UK retail inventory and the unwinding of the UK subscriptions business to realize cash from subscription vehicles in property, plant and equipment.

Given the stage of evolution of the Group, there are certain inherent uncertainties in forecasting operating performance, including gross profit margin. Therefore, in assessing the appropriateness of the going concern assumption, Management of the Group (“Management”) have assessed the probability of achieving the planned budget and the impact if this is not achieved. To do so we developed a severe but plausible downside scenario to the above base case, whereby the most sensitive assumptions have been flexed. These include gross profit margin increasing to only 5%, increasing overhead costs by £1 million per month, and reducing the proceeds from the planned sale and leaseback transactions by 50%. As part of this downside scenario Management have ignored potential incremental cash improvements from the early exit of closed vehicle preparation centers or customer collection centers, or other measures such as expenditure reduction which could improve cash balances. Under this downside scenario, the Group is forecast to still have cash of over £30 million at April 30, 2024. Whilst Management are confident that the approved budget provides significant liquidity for the Group, the ability of the Group to satisfy its current liabilities and maintain sufficient daily liquidity is dependent on successful execution of the plan, including actions which have not yet been implemented.

In the event that further actions to manage liquidity were to be necessary, Management may seek to reduce discretionary marketing spend, capex and/or headcount. Under all circumstances, Management will be seeking to sublet empty vehicle preparation centers and customer collection centers and to improve the mainland Europe exit plans. Management believes these mitigating actions, in combination, could give rise to additional savings of over £35 million in the period.

Therefore downside scenarios such as those described, and certain inherent uncertainties in forecasting operating performance, including gross profit margin, and the status of implementing those plans described above, combine to raise substantial doubt about the Group’s ability to continue as a going concern. Management’s plans to alleviate the conditions that raise substantial doubt regarding the Group’s ability to continue as a going concern cannot be guaranteed or are not entirely within the Company’s control and therefore cannot be considered probable.

The Group utilizes stocking finance to support inventory purchasing. In the UK, the business works with four lenders and had total available stocking facilities of £240 million at December 31, 2022, of which £162 million was utilized. The stocking facilities have no fixed end date but are subject to annual review. Management are proactively reducing the available facilities to reflect the lower volume 2023 budget. There are no financial covenants attached to these facilities. Certain of these facilities have triggers to revise the loan-to-value terms if cash falls below a certain level. If facilities were reduced, Management could choose to cash finance inventory in the short-term or reduce overall levels of inventory held, both scenarios being under Management’s control.

The Group also has debt in the form of Convertible Notes which bear regular interest at a fixed rate of 2.00% per year. Holders of the Convertible Notes have the right to require the Company to repurchase for cash all or a portion of their Convertible Notes at 100% of their principal amount, plus any accrued and unpaid interest, upon the occurrence of a Fundamental Change, which includes, among other things, if the Class A Shares cease to be listed on the New York Stock Exchange (“NYSE”), (as defined in the Indenture, dated February 16, 2022, between the Company and U.S. Bank Trust Company, National Association, as trustee (the “Indenture”)).

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business and the Group maintaining a listing on the NYSE. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.